CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue	$ 22,994	¥ 158,273	¥ 101,143	¥ 76,204
Cost of revenue	(8,642)	(59,483)	(34,355)	(23,834)
Product development expenses	(2,479)	(17,060)	(13,788)	(10,658)
Sales and marketing expenses	(2,370)	(16,314)	(11,307)	(8,513)
General and administrative expenses	(1,778)	(12,239)	(9,205)	(7,800)
Amortization of intangible assets	(744)	(5,122)	(2,931)	(2,089)
Impairment of goodwill		0	(455)	(175)
Income from operations	6,981	48,055	29,102	23,135
Interest and investment income, net	1,244	8,559	52,254	9,455
Interest expense	(388)	(2,671)	(1,946)	(2,750)
Other income, net	884	6,086	2,058	2,486
Income before income tax and share of results of equity investees	8,721	60,029	81,468	32,326
Income tax expenses	(2,002)	(13,776)	(8,449)	(6,416)
Share of results of equity investees	(730)	(5,027)	(1,730)	(1,590)
Net income	5,989	41,226	71,289	24,320
Net (income) loss attributable to noncontrolling interests	356	2,449	171	(59)
Net income attributable to Alibaba Group Holding Limited	6,345	43,675	71,460	24,261
Accretion of Convertible Preference Shares				(15)
Dividends accrued on Convertible Preference Shares				(97)
Net income attributable to ordinary shareholders	$ 6,345	¥ 43,675	¥ 71,460	¥ 24,149
Earnings per share/ADS attributable to ordinary shareholders
Basic | (per share)	$ 2.55	¥ 17.52	¥ 29.07	¥ 10.33
Diluted | (per share)	$ 2.47	¥ 16.97	¥ 27.89	¥ 9.70
Weighted average number of shares/ADS used in computing earnings per share/ADS (million shares)
Basic | shares	2,493	2,493	2,458	2,337
Diluted | shares	2,573	2,573	2,562	2,500